Insurance - Net earnings and capital and surplus on a statutory basis for the insurance subsidiaries (Details) - GALIC consolidated life insurance companies - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory information
Net Earnings	$ 34	$ 802	$ 286
Capital and Surplus	$ 2,868	$ 2,701